Reconciliation of Mortgage Loans on Real Estate Balance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Mortgage Loans on Real Estate [Line Items]
Mortgage loans receivable beginning balance	$ 54,644	$ 56,382	$ 57,785
New mortgage loans
Other capitalized loan origination costs
Collections of principal	(9,529)	(1,549)	(1,207)
Sales
Amortization of premium	(176)	(184)	(191)
Amortization of capitalized loan origination costs	(23)	(5)	(5)
Mortgage loans receivable ending balance	44,916	54,644	56,382
Mortgage loan loss provision	(4,840)	(4,120)	(1,020)
Loans Receivable, Real Estate Mortgage Loans	40,076	50,524	55,362
Equipment and other loans receivable	12,043	16,110	20,821
Provision for other loan loss	(257)	(1,157)	(2,557)
Loans and Leases Receivable, Net Amount, Other	11,786	14,953	18,264
Total loans receivable	$ 51,862	$ 65,477	$ 73,626	$ 44,027